PREPAYMENT AND OTHER CURRENT ASSETS (Prepayment and Other Current Assets) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Prepaid Expense and Other Assets, Current [Abstract]
Advance to the suppliers	$ 1,835	$ 1,585
Prepaid expenses	1,092	618
Refundable prepayments	325	320
Funds receivable	142	245
Deposits	68	56
Others	436	357
Less: allowance for doubtful accounts	(325)	(320)
Prepayment and other current assets	$ 3,573	$ 2,861